Expense Example - Investor A, Institutional - iShares Total U.S. Stock Market Index Fund	Nov. 27, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	28
Expense Example, with Redemption, 5 Years	50
Expense Example, with Redemption, 10 Years	$ 114